Property, plant and equipment	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Property, plant and equipment
10. Property, plant and equipment

	Right-of-use assets		Owned assets
All figures in £ millions	Land and buildings	Plant and equipment	Land and buildings	Plant and equipment	Assets in course of construction	Total
Cost
At 1 January 2018	—	—	330	527	29	886
Exchange differences	—	—	11	14	1	26
Additions	—	—	32	22	12	66
Disposals	—	—	(75)	(97)	—	(172)
Reclassifications	—	—	19	(8)	(11)	—
Transfer to intangible assets	—	—	—	—	(11)	(11)
Transfer to intangible assets – pre-publication	—	—	—	—	(2)	(2)

At 31 December 2018	—	—	317	458	18	793
Adjustment on initial application of IFRS 16 (see note 1b)	418	6	—	—	—	424
Exchange differences	(9)	—	(8)	(15)	—	(32)
Additions	64	2	—	18	40	124
Disposals	(13)	(4)	(13)	(108)	(8)	(146)
Reclassifications	—	—	4	(4)	—	—
Transfer of finance leases	—	19	—	(19)	—	—
Transfer to intangible assets	—	—	—	(3)	(4)	(7)
Transfer to intangible assets – pre-publication	—	—	—	(2)	(10)	(12)

At 31 December 2019	460	23	300	325	36	1,144

	Right-of-use assets		Owned assets
All figures in £ millions	Land and buildings	Plant and equipment	Land and buildings	Plant and equipment	Assets in course of construction	Total
Depreciation
At 1 January 2018	—	—	(197)	(408)	—	(605)
Exchange differences	—	—	(5)	(11)	—	(16)
Charge for the year	—	—	(20)	(46)	—	(66)
Disposals	—	—	34	97	—	131
Reclassifications	—	—	(7)	7	—	—

At 31 December 2018	—	—	(195)	(361)	—	(556)
Exchange differences	2	—	6	13	—	21
Charge for the year	(60)	(4)	(21)	(38)	—	(123)
Disposals	—	—	10	116	—	126
Transfer of finance leases	—	(12)	—	12	—	—
Transfer to intangible assets	—	—	—	3	—	3
Transfer to intangible assets – pre-publication	—	—	—	3	—	3

At 31 December 2019	(58)	(16)	(200)	(252)	—	(526)

Carrying amounts
At 1 January 2018	—	—	133	119	29	281
At 31 December 2018	—	—	122	97	18	237

At 31 December 2019	402	7	100	73	36	618

Depreciation expense of £42m (2018: £18m) has been included in the income statement in cost of goods sold and £81m (2018: £48m) in operating expenses.
Prior to 1 January 2019 the Group leased certain equipment under a number of finance lease agreements. The net carrying amount of leased plant and equipment included within property, plant and equipment in 2018 was £7m. On the initial application of IFRS 16 these finance leases have been transferred from owned assets to right-of-use
assets within property, plant and equipment.